UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2018 (Unaudited)

Par Value		Value

CORPORATE BONDS - 10.27%

	Financials - 10.27%
$ 3,100,000	Bank of Montreal, 1.800%, 07/31/18	$3,097,396
5,000,000	Branch Banking & Trust Co., 3–M LIBOR + 0.220%, 2.520%, 06/01/20 (a)	5,002,912
9,200,000	Capital One NA, 2.350%, 01/31/20	9,090,649
1,000,000	Citizens Bank NA, 2.250%, 10/30/20	978,087
3,000,000	3–M LIBOR + 0.540%, 2.861%, 03/02/20 (a)	3,009,973
5,000,000	3–M LIBOR + 0.810%, 3.129%, 05/26/22 (a)	5,002,635
2,350,000	Discover Bank, 3.100%, 06/04/20	2,341,764
2,267,000	KeyBank NA, 2.350%, 03/08/19	2,262,142
4,000,000	Manufacturers & Traders Trust Co., 3–M LIBOR + 0.610%, 2.936%, 05/18/22 (a)	4,032,104
5,000,000	Regions Bank, 3–M LIBOR + 0.380%, 2.688%, 04/01/21 (a)	5,000,467

	Total Corporate Bonds	39,818,129

	(Cost $39,976,526)
ASSET-BACKED SECURITIES - 0.21%

	Federal National Mortgage Association - 0.21%
72,657	Series 2001-W4, Class AV1 1–M LIBOR + 0.280%, 2.240%, 02/25/32 (a)	71,751
101,797	Series 2002-W2, Class AV1 1–M LIBOR + 0.260%, 2.220%, 06/25/32 (a)	98,768
658,524	Series 2002-T7, Class A1 1–M LIBOR + 0.220%, 2.117%, 07/25/32 (a)	642,750

	Total Asset-Backed Securities	813,269

	(Cost $833,011)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.67%

	Federal Home Loan Mortgage Corporation REMIC - 2.95%
2,239	Series 1009, Class D 1–M LIBOR + 0.600%, 2.673%, 10/15/20 (a)	2,243
9,278	Series 1066, Class P 1–M LIBOR + 0.900%, 2.973%, 04/15/21 (a)	9,336
12,149	Series 1222, Class P T10Y - 0.400%, 2.540%, 03/15/22 (a) (b)	12,092

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$ 31,136	Series 1250, Class J 7.000%, 05/15/22 (b)	$32,504
8,386	Series 1448, Class F 1–M LIBOR + 1.400%, 3.473%, 12/15/22 (a) (c)	8,514
162,455	Series 3777, Class DA 3.500%, 10/15/24 (c)	163,179
1,348,185	Series 2977, Class M 5.000%, 05/15/25 (b)	1,404,890
2,305,632	Series 3346, Class FT 1–M LIBOR + 0.350%, 2.423%, 10/15/33 (a) (b)	2,311,859
1,590,784	Series 3208, Class FH 1–M LIBOR + 0.400%, 2.473%, 08/15/36 (a)	1,600,144
135,054	Series 3231, Class FB 1–M LIBOR + 0.350%, 2.423%, 10/15/36 (a)	135,514
86,250	Series 3314, Class FC 1–M LIBOR + 0.400%, 2.473%, 12/15/36 (a)	86,686
912,280	Series 4248, Class QF 1–M LIBOR + 0.500%, 2.573%, 06/15/39 (a)	922,650
499,086	Series 3545, Class FA 1–M LIBOR + 0.850%, 2.923%, 06/15/39 (a)	505,547
1,670,872	Series 4316, Class FY 1–M LIBOR + 0.400%, 2.473%, 11/15/39 (a) (c)	1,675,885
564,839	Series 3827, Class KF 1–M LIBOR + 0.370%, 2.443%, 03/15/41 (a)	566,962
82,185	Series 3868, Class FA 1–M LIBOR + 0.400%, 2.473%, 05/15/41 (a)	82,570
57,294	Series 4109, Class EC 2.000%, 12/15/41 (c)	46,687
1,856,471	Series 4606, Class FL 1–M LIBOR + 0.500%, 2.573%, 12/15/44 (a)	1,872,548

		11,439,810

	Federal National Mortgage Association REMIC - 8.94%
13,667	Series 1990-145, Class A 2.351%, 12/25/20 (a)	13,695
80,721	Series 1991-67, Class J 7.500%, 08/25/21 (b)	84,177
87,079	Series 1992-137, Class F 1–M LIBOR + 1.000%, 2.960%, 08/25/22 (a)	88,000
107,570	Series 1993-27, Class F 1–M LIBOR + 1.150%, 3.110%, 02/25/23 (a) (d)	108,962
54,853	Series 1998-21, Class F T1Y + 0.350%, 2.370%, 03/25/28 (a)	54,799
337,934	Series 2011-137, Class A 4.000%, 06/25/29 (c)	339,413
158,301	Series 2000-16, Class ZG 8.500%, 06/25/30 (c)	185,823

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 145,778	Series 2000-32, Class Z 7.500%, 10/18/30	$ 162,878
231,701	Series 2006-45, Class TF 1–M LIBOR + 0.400%, 2.491%, 06/25/36 (a)	232,946
245,152	Series 2006-76, Class QF 1–M LIBOR + 0.400%, 2.360%, 08/25/36 (a) (b)	246,461
295,626	Series 2006-79, Class PF 1–M LIBOR + 0.400%, 2.360%, 08/25/36 (a) (b)	296,622
688,644	Series 2006-111, Class FA 1–M LIBOR + 0.380%, 2.340%, 11/25/36 (a)	691,340
286,745	Series 2007-75, Class VF 1–M LIBOR + 0.450%, 2.410%, 08/25/37 (a)	288,714
605,570	Series 2007-85, Class FC 1–M LIBOR + 0.540%, 2.500%, 09/25/37 (a)	611,790
307,991	Series 2007-86, Class FC 1–M LIBOR + 0.570%, 2.530%, 09/25/37 (a)	311,109
293,683	Series 2007-92, Class OF 1–M LIBOR + 0.570%, 2.530%, 09/25/37 (a)	296,676
386,012	Series 2007-99, Class FD 1–M LIBOR + 0.600%, 2.560%, 10/25/37 (a)	390,269
39,231	Series 2009-84, Class WF 1–M LIBOR + 1.100%, 3.060%, 10/25/39 (a)	39,980
1,544,566	Series 2014-19, Class FA 1–M LIBOR + 0.400%, 2.491%, 11/25/39 (a) (c)	1,549,077
1,729,706	Series 2014-19, Class FJ 1–M LIBOR + 0.400%, 2.360%, 11/25/39 (a) (c)	1,734,855
759,550	Series 2010-123, Class FL 1–M LIBOR + 0.430%, 2.390%, 11/25/40 (a)	763,260
3,098,855	Series 2011-110, Class FE 1–M LIBOR + 0.400%, 2.360%, 04/25/41 (a) (b)	3,111,485
371,454	Series 2011-63, Class FG 1–M LIBOR + 0.450%, 2.410%, 07/25/41 (a)	373,747
838,157	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	835,277
2,894,227	Series 2015-30, Class AB 3.000%, 05/25/45	2,874,034
5,931,739	Series 2016-62, Class FH 1–M LIBOR + 0.400%, 2.360%, 09/25/46 (a)	5,969,486
6,625,234	Series 2016-83, Class FK 1–M LIBOR + 0.500%, 2.460%, 11/25/46 (a)	6,612,132
4,503,644	Series 2017-39, Class FT 1–M LIBOR + 0.400%, 2.360%, 05/25/47 (a)	4,516,883

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 1,824,050	Series 2008-22, Class FD 1–M LIBOR + 0.840%, 2.800%, 04/25/48 (a)	$1,858,681

		34,642,571

	Government National Mortgage Association - 9.35%
1,966,876	Series 2016-H24, Class BF 12–M LIBOR + 0.230%, 2.021%, 11/20/66 (a)	1,973,327
4,448,038	Series 2017-H09, Class FJ 1–M LIBOR + 0.500%, 2.417%, 03/20/67 (a)	4,466,038
4,414,530	Series 2017-H07, Class FC 1–M LIBOR + 0.520%, 2.437%, 03/20/67 (a)	4,445,165
10,346,658	Series 2017-H11, Class FV 1–M LIBOR + 0.500%, 2.417%, 05/20/67 (a)	10,399,684
10,021,876	Series 2018-H01, Class FG 12–M LIBOR + 0.150%, 2.250%, 01/20/68 (a)	10,037,168
4,927,233	Series 2018-H01, Class FC 1–M LIBOR + 0.400%, 2.317%, 01/20/68 (a)	4,925,505

		36,246,887

	National Credit Union Administration - 0.43%
246,839	Series 2011-R1, Class 1A 1–M LIBOR + 0.450%, 2.328%, 01/08/20 (a)	247,263
941,254	Series 2011-R2, Class 1A 1–M LIBOR + 0.400%, 2.413%, 02/06/20 (a)	942,504
345,649	Series 2011-R3, Class 1A 1–M LIBOR + 0.400%, 2.413%, 03/11/20 (a)	346,108
132,783	Series 2010-A1, Class A 1–M LIBOR + 0.350%, 2.380%, 12/07/20 (a)	132,928

		1,668,803

	Total Collateralized Mortgage Obligations	83,998,071

	(Cost $83,911,257)

MORTGAGE-BACKED OBLIGATIONS - 14.61%

	Federal Home Loan Mortgage Corporation - 0.15%
49,467	H15T1Y + 2.135%, 6.885%, 11/01/19 (a)	49,940
48,187	6–M LIBOR + 1.242%, 3.112%, 11/01/22 (a)	48,337
14,518	6–M LIBOR + 1.156%, 3.637%, 11/01/22 (a)	14,567
13,541	6–M LIBOR + 2.227%, 4.467%, 10/01/24 (a)	13,907
2,725	H15T3Y + 2.221%, 3.121%, 10/01/25 (a)	2,712
337,579	H15T3Y + 2.553%, 4.003%, 08/01/28 (a)	344,317
16,617	H15T1Y + 1.618%, 3.028%, 07/01/29 (a)	16,865

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation - (continued)
$ 96,752	H15T1Y + 2.005%, 3.578%, 05/01/31 (a)	$100,420

		591,065

	Federal Home Loan Mortgage Corporation Gold - 6.78%
10,968	4.500%, 06/01/18	11,039
11,588	5.500%, 01/01/20	11,745
84,773	4.500%, 10/01/20	85,393
5,382	3.500%, 12/01/20	5,459
13,147	3.500%, 10/01/22	13,350
937	4.500%, 07/01/23	971
3,722,620	4.000%, 07/01/29	3,837,794
22,000,000	3.500%, 06/01/33 TBA (e)	22,302,500

		26,268,251

	Federal National Mortgage Association - 7.13%
3,798	COF 11 + 1.250%, 2.758%, 10/01/18 (a)	3,791
92	H15T1Y + 1.750%, 2.750%, 05/01/19 (a)	91
32,963	COF 11 + 1.250%, 6.864%, 12/01/19 (a)	33,057
2,899	H15BIN6M + 1.750%, 3.194%, 01/01/20 (a)	2,892
1,237	5.000%, 01/01/20	1,257
8,684	H15T1Y + 3.105%, 7.056%, 05/01/20 (a)	8,855
41,370	3.500%, 09/01/20	41,969
3,583	3.500%, 10/01/20	3,635
13,870	3.500%, 03/01/21	14,071
34,954	H15T1Y + 2.000%, 6.865%, 02/01/22 (a)	35,920
7,458,675	2.669%, 08/01/22	7,400,814
14,428	H15BDI6M + 2.425%, 5.925%, 10/01/25 (a)	15,117
7,109	H15T1Y + 2.048%, 4.165%, 02/01/27 (a)	7,127
218,357	5.000%, 03/01/27	227,618
34,185	COF 11 + 1.250%, 2.405%, 07/01/27 (a)	34,368
4,398	H15T1Y + 1.750%, 2.930%, 07/01/27 (a)	4,452
61,429	COF 11 + 1.500%, 4.673%, 01/01/29 (a)	65,159
16,875	COF 11 + 1.500%, 4.675%, 02/01/29 (a)	17,900
38,699	COF 11 + 1.796%, 2.610%, 08/01/29 (a)	39,324
3,729,497	4.000%, 03/01/31	3,840,140
72,423	H15T1Y + 2.255%, 3.380%, 07/01/32 (a)	76,297
49,866	12–M LIBOR + 1.755%, 3.505%, 07/01/32 (a)	52,060
9,351	6.000%, 08/01/32	10,289
199,239	H15T1Y + 2.625%, 4.115%, 09/01/32 (a)	211,317
47,844	12–M LIBOR + 1.225%, 2.975%, 01/01/33 (a)	48,823
36,063	H15T1Y + 2.217%, 3.990%, 06/01/33 (a)	37,884

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 537,836	COF 11 + 1.250%, 4.611%, 08/01/33 (a)	$570,489
2,349	6.000%, 11/01/33	2,617
382,865	H15T1Y + 2.074%, 3.945%, 04/01/34 (a)	401,771
203,892	COF 11 + 1.250%, 2.064%, 07/01/34 (a)	205,445
443,844	COF 11 + 1.250%, 2.064%, 08/01/34 (a)	447,242
61,854	6.000%, 09/01/34	68,318
3,001	6.000%, 10/01/34	3,325
390,068	12–M LIBOR + 1.775%, 3.715%, 07/01/37 (a)	412,333
101,745	6.500%, 11/01/37	108,291
24,355	6.000%, 06/01/38	27,245
40,384	6.000%, 09/01/38	45,218
15,648	6.000%, 11/01/38	17,501
5,005	6.000%, 10/01/39	5,615
2,062,342	12–M LIBOR + 1.750%, 2.431%, 05/01/42 (a)	2,112,863
370,509	COF 11 + 1.250%, 2.064%, 08/01/44 (a)	373,380
10,000,000	5.000%, 06/01/48 TBA (e)	10,604,688

		27,640,568

	Government National Mortgage Association - 0.55%
21,948	7.000%, 04/15/26	23,468
150,140	H15T1Y + 2.000%, 3.125%, 04/20/34 (a)	156,062
804,541	H15T1Y + 1.500%, 2.625%, 06/20/34 (a)	827,094
615,200	H15T1Y + 1.500%, 2.750%, 08/20/34 (a)	631,810
69,802	H15T1Y + 1.500%, 2.625%, 05/20/42 (a)	72,095
55,647	H15T1Y + 1.500%, 2.625%, 06/20/42 (a)	57,477
270,614	H15T1Y + 1.500%, 2.750%, 07/20/42 (a)	277,533
27,463	H15T1Y + 1.500%, 3.125%, 10/20/42 (a)	28,266
60,610	H15T1Y + 1.500%, 3.125%, 12/20/42 (a)	62,065

		2,135,870

	Total Mortgage-Backed Obligations	56,635,754

	(Cost $56,729,244)

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

AGENCY DEBENTURES - 1.68%

	Federal Home Loan Bank - 0.84%
$ 3,310,000	0.875%, 08/05/19	$3,253,697

		3,253,697

	Other Agency Debentures - 0.84%
3,250,000	Sri Lanka Government Aid Bond 3–M LIBOR + 0.300%, 2.626%, 11/01/24 (a) (f)	3,250,000

		3,250,000

	Total Agency Debentures	6,503,697

	(Cost $6,557,483)

U.S. TREASURY OBLIGATIONS - 4.37%

	United States Treasury Notes & Bonds - 4.37%
17,000,000	1.161%, 07/26/18 (g)	16,953,510

	Total U.S. Treasury Obligations	16,953,510

	(Cost $16,958,494)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 31.94%
	FHLMC, Multifamily Aggregation Risk Transfer Trust
10,250,000	Series 2017-KT01, Class A, 1–M LIBOR + 0.320%, 2.404%, 02/25/20 (a) (c)	10,272,379
	FHLMC, Multifamily Structured Pass Through Certificates
5,500,000	Series K009, Class A2, 3.808%, 08/25/20 (c)	5,610,926
	FHLMC, Multifamily Structured Pass Through Certificates
8,173,776	Series K031, Class A1, 2.778%, 09/25/22 (c)	8,162,667
	FHLMC, Multifamily Structured Pass Through Certificates
2,085,371	Series K049, Class A1, 2.475%, 03/25/25 (c)	2,039,324
	FHLMC, Multifamily Structured Pass Through Certificates
7,080,054	Series K705, Class A2, 2.303%, 09/25/18 (c)	7,065,529
	FHLMC, Multifamily Structured Pass Through Certificates
4,828,377	Series K706, Class A2, 2.323%, 10/25/18 (c)	4,819,569
	FHLMC, Multifamily Structured Pass Through Certificates
5,000,000	Series K707, Class A2, 2.220%, 12/25/18 (c)	4,985,952
	FHLMC, Multifamily Structured Pass Through Certificates
10,000,000	Series K709, Class A2, 2.086%, 03/25/19 (c)	9,952,500
	FHLMC, Multifamily Structured Pass Through Certificates
10,957,658	Series K710, Class A2, 1.883%, 05/25/19 (c)	10,892,221
	FHLMC, Multifamily Structured Pass Through Certificates
1,983,301	Series K712, Class A2, 1.869%, 11/25/19 (c)	1,962,434
	FHLMC, Multifamily Structured Pass Through Certificates
1,481,509	Series K713, Class A2, 2.313%, 03/25/20 (c)	1,471,483
	FHLMC, Multifamily Structured Pass Through Certificates
1,000,000	Series KBF1, Class A, 1–M LIBOR + 0.390%, 2.299%, 07/25/24 (a) (c)	1,000,925

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS - (continued)
	FHLMC, Multifamily Structured Pass Through Certificates
$ 4,072,543	Series KF29, Class A, 1–M LIBOR + 0.360%, 2.361%, 02/25/24 (a) (c)	$4,080,891
	FHLMC, Multifamily Structured Pass Through Certificates
4,680,422	Series KF30, Class A, 1–M LIBOR + 0.370%, 2.279%, 03/25/27 (a) (c)	4,686,295
	FHLMC, Multifamily Structured Pass Through Certificates
13,722,059	Series KF31, Class A, 1–M LIBOR + 0.370%, 2.279%, 04/25/24 (a) (c)	13,743,576
	FHLMC, Multifamily Structured Pass Through Certificates
3,161,028	Series KL1P, Class A1P, 2.544%, 10/25/25 (c)	3,100,044
	FHLMC, Multifamily Structured Pass Through Certificates
7,028,191	Series KLH3, Class A, 1–M LIBOR + 0.700%, 2.701%, 11/25/22 (a) (c)	7,032,594
	FHLMC, Multifamily Structured Pass Through Certificates
6,908,100	Series KP02, Class A2, 2.355%, 04/25/21 (a) (c)	6,862,652
	FNMA
2,231,818	Series 2014-M10, Class ASQ2, 2.171%, 09/25/19 (a) (c)	2,215,206
	FNMA
6,105,507	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19 (c)	6,081,959
	FNMA
4,658,284	Series 2017-M5, Class FA, 1–M LIBOR + 0.490%, 2.438%, 04/25/24 (a) (c)	4,675,068
	FNMA
3,114,711	Series 2018-M5, Class A1, 2.660%, 09/25/21 (c)	3,112,945

	Total U.S. Government-Backed Obligations	123,827,139

	(Cost $124,411,823)

REPURCHASE AGREEMENTS - 26.24%
21,800,000	Amherst Pierpont Securities, 1.90%, Dated 05/31/18, matures 06/01/18, repurchase price $21,801,151 (collateralized by $22,334,893 par amount of FNMA, Federal National Mortgage Backed Securities and a United States Treasury Note with interest rates of 1.500% to 5.610% due 01/31/19 to 03/25/48, total market value $22,244,439)	21,800,000
12,933,000	Amherst Pierpont Securities, 2.56%, Dated 05/31/18, matures 06/01/18, repurchase price $12,933,920 (collateralized by $13,320,990 par amount of GNMA with interest rates of 3.500% to 5.000% due 12/01/47 to 06/01/48, total market value $13,417,011)	12,933,000
25,000,000	Amherst Pierpont Securities, 2.63%, Dated 05/07/18, matures 06/07/18, repurchase price $25,056,618 (collateralized by $27,334,893 par amount of ABS, CMO and Federal National Mortgage Backed Securities with interest rates of 0.000% to 4.250% due 11/25/33 to 11/25/60, total market value $27,481,996)	25,000,000

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

REPURCHASE AGREEMENTS - (continued)
$ 10,000,000	Amherst Pierpont Securities, 1.84%, Dated 05/14/18, matures 06/13/18, repurchase price $10,015,333 (collateralized by $10,411,742 par amount of GNMA, with interest rates of 3.000% due 09/20/47, total market value $10,273,971)	$10,000,000
22,000,000	Amherst Pierpont Securities, 1.88%, Dated 05/17/18, matures 06/18/18, repurchase price $22,036,764 (collateralized by $23,163,382 par amount of REPC, GNMA, FNMA, Federal National Mortgage Backed Securities and United States Treasury Bills with interest rates of 0.000% to 6.625% due 08/02/18 to 10/20/64, total market value $22,604,781)	22,000,000
10,000,000	Amherst Pierpont Securities, 2.38%, Dated 05/29/18, matures 06/29/18, repurchase price $10,020,494 (collateralized by $10,505,992 par amount of FNMA and Federal National Mortgage Backed Securities with interest rates of 0.000% to 4.500% due 09/25/47 to 06/25/48, total market value $10,783,199)	10,000,000

	Total Repurchase Agreements	101,733,000

	(Cost $101,733,000)

	Total Investments - 110.99%	$430,282,569
	(Cost $431,110,838 (h))

	Net Other Assets and Liabilities - (10.99)%	(42,590,294)

	Net Assets - 100.00%	$387,692,275

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2018. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	The security has Sequential collateral.

(d)	The security has Support collateral.

(e)	Represents or includes a TBA (To Be Announced) transaction.

(f)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2018, this security amounted to $3,250,000 or 0.84% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g)	Discount Note. Rate shown is yield at time of purchase.
(h)	Cost for U.S. federal income tax purposes is $431,110,838. As of May 31, 2018, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $568,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,397,239. The net unrealized depreciation was $828,269.

Explanation of Abbreviations and Acronyms:

ABS	Asset Backed Security
COF 11	Cost of Funds for the 11th District of San Francisco
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15BIN6M	US Treasury Bill 6 Month Auction Investment Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
REPC	Real Estate Purchase Contract
SBA	Small Business Administration
T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
T10Y	US Treasury Yield Curve Rate T-Note Constant Maturity 10 Year
1–M	One Month
3–M	Three Months
6–M	Six Months
12–M	Twelve Months

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2018 (Unaudited)

Par Value		Value

CORPORATE BONDS - 13.56%

	Financials - 13.56%
$ 5,000,000	Capital One Bank USA NA, 2.150%, 11/21/18	$4,990,489
4,000,000	Capital One NA, 2.950%, 07/23/21	3,938,687
10,000,000	Citibank NA, 3–M LIBOR + 0.350%, 2.705%, 02/12/21 (a)	10,007,728
1,000,000	Citizens Bank NA, 2.200%, 05/26/20	981,035
2,000,000	2.250%, 10/30/20	1,956,173
2,575,000	Citizens Bank NA, 3-M LIBOR + 0.570%, 2.889%, 05/26/20 (a)	2,583,521
1,500,000	Fifth Third Bank, 2.875%, 10/01/21	1,484,619
5,500,000	Huntington National Bank/The 3.250%, 05/14/21	5,499,279
11,250,000	Manufacturers & Traders Trust Co., 3–M LIBOR + 0.610%, 2.936%, 05/18/22 (a)	11,340,293
5,592,000	PNC Bank NA, 2.150%, 04/29/21	5,435,299
3,000,000	2.550%, 12/09/21	2,942,483
5,200,000	Regions Bank 3–M LIBOR + 0.380%, 2.688%, 04/01/21 (a)	5,200,486

	Total Corporate Bonds	56,360,092

	(Cost $56,709,721)

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.61%
	Federal Home Loan Mortgage Corporation REMIC - 5.28%
19,568	Series 1448, Class F 1–M LIBOR + 1.400%, 3.473%, 12/15/22 (a) (b)	19,866
304,422	Series 2868, Class AV 5.000%, 08/15/24 (b)	317,351
134,148	Series 3777, Class DA 3.500%, 10/15/24 (b)	134,747
172,581	Series 1980, Class Z 7.000%, 07/15/27 (b)	191,115
1,912,840	Series 3346, Class FT 1–M LIBOR + 0.350%, 2.423%, 10/15/33 (a) (c)	1,918,007
1,604,256	Series 3471, Class FB 1–M LIBOR + 1.000%, 3.073%, 08/15/35 (a)	1,641,394
2,395,759	Series 3208, Class FA 1–M LIBOR + 0.400%, 2.473%, 08/15/36 (a)	2,409,855
804,975	Series 3208, Class FH 1–M LIBOR + 0.400%, 2.473%, 08/15/36 (a)	809,711
477,572	Series 3367, Class YF 1–M LIBOR + 0.550%, 2.623%, 09/15/37 (a)	481,269

Par Value		Value

	Federal Home Loan Mortgage Corporation REMIC - (continued)
$ 1,887,109	Series 3371, Class FA 1–M LIBOR + 0.600%, 2.673%, 09/15/37 (a)	$1,908,388
851,874	Series 4248, Class QF 1–M LIBOR + 0.500%, 2.573%, 06/15/39 (a)	861,558
1,658,586	Series 4316, Class FY 1–M LIBOR + 0.400%, 2.473%, 11/15/39 (a) (b)	1,663,562
354,409	Series 3827, Class KF 1–M LIBOR + 0.370%, 2.443%, 03/15/41 (a)	355,741
45,652	Series 4109, Class EC 2.000%, 12/15/41 (b)	37,201
1,555,390	Series 4272, Class FD 1–M LIBOR + 0.350%, 2.423%, 11/15/43 (a)	1,559,595
2,599,059	Series 4606, Class FL 1–M LIBOR + 0.500%, 2.573%, 12/15/44 (a)	2,621,568
4,982,762	Series 4784, Class PK 3.500%, 06/15/45 (c)	5,037,104

		21,968,032

	Federal National Mortgage Association REMIC - 6.80%
15,841	Series 2009-70, Class TM 4.000%, 08/25/19	15,858
15,883	Series 2009-70, Class TN 4.000%, 08/25/19	15,900
1,824	Series G92-44, Class Z 8.000%, 07/25/22	1,946
335,357	Series 2006-45, Class TF 1–M LIBOR + 0.400%, 2.491%, 06/25/36 (a)	337,159
356,203	Series 2006-76, Class QF 1–M LIBOR + 0.400%, 2.360%, 08/25/36 (a) (c)	358,106
215,059	Series 2007-75, Class VF 1–M LIBOR + 0.450%, 2.410%, 08/25/37 (a)	216,535
1,522,342	Series 2014-19, Class FA 1–M LIBOR + 0.400%, 2.491%, 11/25/39 (a) (b)	1,526,788
1,718,251	Series 2014-19, Class FJ 1–M LIBOR + 0.400%, 2.360%, 11/25/39 (a) (b)	1,723,366
300,166	Series 2010-123, Class FL 1–M LIBOR + 0.430%, 2.390%, 11/25/40 (a)	301,632
1,014,547	Series 2011-110, Class FE 1–M LIBOR + 0.400%, 2.360%, 04/25/41 (a) (c)	1,018,682
555,909	Series 2015-92, Class PA 2.500%, 12/25/41	537,539
672,280	Series 2012-38, Class JE 3.250%, 04/25/42 (c)	669,970
1,868,110	Series 2012-71, Class FL 1–M LIBOR + 0.500%, 2.460%, 07/25/42 (a)	1,884,994

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 6,621,476	Series 2016-62, Class FH 1–M LIBOR + 0.400%, 2.360%, 09/25/46 (a)	$6,663,612
7,028,706	Series 2016-83, Class FK 1–M LIBOR + 0.500%, 2.460%, 11/25/46 (a)	7,014,806
4,503,644	Series 2017-39, Class FT 1–M LIBOR + 0.400%, 2.360%, 05/25/47 (a)	4,516,883
1,416,028	Series 2008-22, Class FD 1–M LIBOR + 0.840%, 2.800%, 04/25/48 (a)	1,442,912

		28,246,688

	Government National Mortgage Association - 3.33%
4,448,038	Series 2017-H09, Class FJ 1–M LIBOR + 0.500%, 2.417%, 03/20/67 (a)	4,466,038
4,414,530	Series 2017-H07, Class FC 1–M LIBOR + 0.520%, 2.437%, 03/20/67 (a)	4,445,165
4,927,233	Series 2018-H01, Class FC 1–M LIBOR + 0.400%, 2.317%, 01/20/68 (a)	4,925,505

		13,836,708

	National Credit Union Administration - 0.20%
456,365	Series 2011-R2, Class 1A 1–M LIBOR + 0.400%, 2.413%, 02/06/20 (a)	456,971
386,314	Series 2011-R3, Class 1A 1–M LIBOR + 0.400%, 2.413%, 03/11/20 (a)	386,827

		843,798

	Total Collateralized Mortgage Obligations	64,895,226

	(Cost $64,677,149)

MORTGAGE-BACKED OBLIGATIONS - 30.33%
	Federal Home Loan Mortgage Corporation - 0.47%
128,874	12–M LIBOR + 1.735%, 3.568%, 01/01/34 (a)	133,926
92,176	12–M LIBOR + 1.840%, 3.965%, 11/01/34 (a)	97,365
393,904	H15T1Y + 2.250%, 3.819%, 08/01/35 (a)	413,437
444,045	12–M LIBOR + 1.769%, 3.841%, 05/01/36 (a)	463,478
795,585	12–M LIBOR + 1.890%, 2.600%, 03/01/42 (a)	818,500

		1,926,706

	Federal Home Loan Mortgage Corporation Gold - 12.26%
9,095	4.500%, 06/01/18	9,155
244	6.000%, 10/01/18	268
126	6.000%, 11/01/18	139
43,830	5.500%, 02/01/19	44,182
12,269	5.500%, 01/01/20	12,436
252,558	5.000%, 04/01/20	257,086

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$ 70,208	4.500%, 10/01/20	$70,721
4,455	3.500%, 12/01/20	4,519
10,882	3.500%, 10/01/22	11,050
8,863,109	2.000%, 12/01/31	8,432,607
18,000,000	3.500%, 06/01/33 TBA (d)	18,247,500
126,969	5.000%, 08/01/35	135,529
14,940	5.000%, 12/01/35	15,973
4,531,893	3.000%, 01/01/37	4,472,237
4,552,810	3.000%, 02/01/37	4,492,863
6,860,939	3.500%, 02/01/37	6,956,221
6,363,399	3.500%, 03/01/37	6,451,777
151,499	5.000%, 03/01/37	162,001
312,017	5.000%, 05/01/37	333,823
250,705	5.000%, 02/01/38	268,181
80,202	5.000%, 03/01/38	85,728
70,856	5.000%, 09/01/38	75,833
240,975	5.000%, 12/01/38	257,880
157,044	5.000%, 01/01/39	168,087

		50,965,796

	Federal National Mortgage Association - 17.47%
25	5.500%, 06/01/18	25
5,669	5.500%, 10/01/18	5,688
8,214	5.500%, 11/01/18	8,241
790	5.500%, 12/01/18	794
34,147	3.500%, 09/01/20	34,641
2,957	3.500%, 10/01/20	3,000
11,448	3.500%, 03/01/21	11,614
7,458,674	2.669%, 08/01/22	7,400,814
174,686	5.000%, 03/01/27	182,095
95,880	7.000%, 08/01/28	106,666
233,786	7.000%, 11/01/28	261,554
140,724	2.500%, 02/01/32	137,258
16,819	7.000%, 02/01/32	18,553
31,699	H15T1Y + 2.235%, 4.115%, 05/01/32 (a)	33,279
90,640	7.000%, 05/01/32	102,813
204,606	H15T1Y + 2.625%, 4.115%, 09/01/32 (a)	217,010
9,515	7.000%, 09/01/32	10,098
15,000,000	2.500%, 11/01/32	14,630,083
358,570	H15T1Y + 2.215%, 3.356%, 07/01/33 (a)	377,960
243,731	12–M LIBOR+ 1.537%, 3.313%, 11/01/33 (a)	252,554
255,856	H15T1Y + 2.215%, 3.496%, 12/01/33 (a)	269,037
54,462	12–M LIBOR+ 1.715%, 3.465%, 03/01/34 (a)	56,098
256,515	12–M LIBOR+ 1.546%, 3.985%, 04/01/34 (a)	266,068
162,081	H15T1Y + 2.185%, 3.310%, 08/01/34 (a)	170,751
1,191	6.000%, 09/01/34	1,321
148,092	12–M LIBOR+ 1.691%, 3.441%, 10/01/34 (a)	152,224
94,837	12–M LIBOR+ 1.620%, 3.746%, 03/01/35 (a)	98,570
313,983	12–M LIBOR+ 1.720%, 4.095%, 04/01/35 (a)	327,961

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 270,980	12–M LIBOR + 1.430%, 3.556%, 05/01/35 (a)	$282,187
59,752	12–M LIBOR + 1.525%, 4.150%, 05/01/35 (a)	62,070
323,038	H15T1Y + 2.313%, 4.188%, 05/01/35 (a)	335,649
246,704	6–M LIBOR + 1.415%, 3.313%, 06/01/35 (a)	251,846
2,450,767	4.000%, 06/01/35	2,533,354
198,177	6–M LIBOR + 1.513%, 3.222%, 08/01/35 (a)	203,792
464,462	12–M LIBOR + 1.750%, 3.500%, 08/01/35 (a)	489,880
377,645	12–M LIBOR + 2.432%, 4.182%, 09/01/35 (a)	400,044
202,940	H15T1Y + 2.085%, 3.278%, 10/01/35 (a)	209,680
840,519	12–M LIBOR + 1.559%, 3.309%, 11/01/35 (a)	880,464
427,215	12–M LIBOR + 1.737%, 3.820%, 03/01/36 (a)	449,860
425,379	12MTA + 2.417%, 3.857%, 04/01/36 (a)	446,433
77,775	5.000%, 10/01/39	83,420
2,651,583	12–M LIBOR + 1.750%, 2.431%, 05/01/42 (a)	2,716,538
1,094,990	12–M LIBOR + 1.700%, 2.763%, 06/01/42 (a)	1,126,021
1,618,916	12–M LIBOR + 1.679%, 2.254%, 10/01/42 (a)	1,653,234
1,723,745	12–M LIBOR + 1.598%, 2.584%, 12/01/44 (a)	1,755,814
22,000,000	4.500%, 06/01/48 TBA (d)	22,975,390
10,000,000	5.000%, 06/01/48 TBA (d)	10,604,688

		72,597,134

	Government National Mortgage Association - 0.13%
76,870	H15T1Y + 1.500%, 2.625%, 05/20/42 (a)	79,395
63,323	H15T1Y + 1.500%, 2.625%, 06/20/42 (a)	65,404
299,713	H15T1Y + 1.500%, 2.750%, 07/20/42 (a)	307,375
31,251	H15T1Y + 1.500%, 3.125%, 10/20/42 (a)	32,165
67,801	H15T1Y + 1.500%, 3.125%, 12/20/42 (a)	69,428

		553,767

	Total Mortgage-Backed Obligations	126,043,403

	(Cost $126,753,485)

Par Value		Value

U.S. TREASURY OBLIGATIONS - 9.30%
	United States Treasury Notes & Bonds - 9.30%
$ 8,950,000	1.250%, 11/15/18	$8,916,437
9,500,000	1.250%, 12/31/18	9,451,016
15,730,000	1.250%, 01/31/19	15,633,531
4,700,000	0.875%, 06/15/19	4,632,070

	Total U.S. Treasury Obligations	38,633,054

	(Cost $38,905,314)
U.S. GOVERNMENT-BACKED OBLIGATIONS - 28.08%
	FHLMC, Multifamily Aggregation Risk Transfer Trust
5,635,000	Series 2017-KT01, Class A, 1–M LIBOR + 0.320%, 2.404%, 02/25/20 (a) (b)	5,647,303
	FHLMC, Multifamily Structured Pass Thru Certificates
4,167,000	Series K031, Class A2 3.300%, 04/25/23 (a) (b)	4,226,432
12,704,267	Series K064, Class A1 2.891%, 10/25/26 (b)	12,506,163
2,414,227	Series K726, Class A1 2.596%, 08/25/23 (b)	2,397,642
5,000,000	Series K726, Class AM 2.985%, 04/25/24 (b)	4,975,731
972,173	Series K727, Class A1 2.632%, 10/25/23 (b)	964,737
10,000,000	Series K728, Class AM 3.133%, 08/25/24 (a) (b)	9,996,742
1,123,564	Series KF27, Class A 1–M LIBOR + 0.420%, 2.329%, 12/25/26 (a) (b)	1,124,974
4,072,543	Series KF29, Class A 1–M LIBOR + 0.360%, 2.361%, 02/25/24 (a) (b)	4,080,891
9,360,844	Series KF30, Class A 1–M LIBOR + 0.370%, 2.279%, 03/25/27 (a) (b)	9,372,590
12,805,941	Series KF31, Class A 1–M LIBOR + 0.370%, 2.279%, 04/25/24 (a) (b)	12,826,022
9,079,584	Series KJ14, Class A1 2.197%, 11/25/23 (b)	8,809,035
3,161,028	Series KL1P, Class A1P 2.544%, 10/25/25 (b)	3,100,044
7,028,191	Series KLH3, Class A 1–M LIBOR + 0.700%, 2.609%, 11/25/22 (a) (b)	7,032,594
7,616,623	Series KP02, Class A2 2.355%, 04/25/21 (a) (b)	7,566,514
6,200,000	Series 2017-SR01, Class A2 2.750%, 11/25/22 (b)	6,090,045
	FNMA
3,938,930	Series 2013-M6, Class 2A 2.573%, 03/25/23 (a) (b)	3,867,846
2,060,608	Series 2014-M5, Class ASQ2 3.086%, 03/25/19 (b)	2,052,661
2,964,833	Series 2018-M1, Class A1 2.986%, 12/25/27 (a) (b)	2,954,035

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2018 (Unaudited)

Par Value		Value

	U.S. GOVERNMENT-BACKED OBLIGATIONS - (continued)
	FNMA
$ 7,000,000	Series 2018-M5 Class A2 3.560%, 09/25/21 (a) (b)	$7,123,637

	Total U.S. Government-Backed Obligations	116,715,638

	(Cost $118,310,505)

REPURCHASE AGREEMENTS - 15.47%
32,000,000	Amherst Pierpont Securities, 1.84%, Dated 05/14/18, matures 06/13/18, repurchase price $32,049,067 (collateralized by $33,248,015 par amount of FNMA, Federal National Mortgage Backed Securities and GNMA with interest rates of 0.000% to 6.750% due 12/01/20 to 05/20/48, total market value $32,844,178)	32,000,000
18,000,000	Amherst Pierpont Securities, 1.88%, Dated 05/17/18, matures 06/18/18, repurchase price $18,030,080 (collateralized by $17,644,360 par amount of SBA, with interest rates of 3.200% to 5.734% due 10/25/23 to 03/01/38, total market value $18,269,934)	18,000,000
14,300,000	Amherst Pierpont Securities, 1.90%, Dated 05/31/18, matures 06/01/18, repurchase price $14,300,755 (collateralized by $14,863,917 par amount of GNMA, with interest rates of 3.000% due 10/20/44 to 11/20/44, total market value $14,691,840)	14,300,000

	Total Repurchase Agreements	64,300,000

	(Cost $64,300,000)

Shares		Value

REGISTERED INVESTMENT COMPANY - 0.03%

120,997	Dreyfus Government Cash Management Fund, 1.64% (e)	120,997

	Total Registered Investment Company	120,997

	(Cost $120,997)

	Total Investments (f) - 112.38%	$467,068,410

	(Cost $469,777,171)

	Net Other Assets and Liabilities - (12.38)%	(51,445,825)

	Net Assets - 100.00%	$415,622,585

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2018. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.

(c)	The security has PAC (Planned Amortization Class) collateral.

(d)	Represents or includes a TBA (To be announced) transaction.

(e)	Rate periodically changes. Rate disclosed is the daily yield on May 31, 2018.

(f)	Cost for U.S. federal income tax purposes is $469,777,171. As of May 31, 2018, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $958,351 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,667,112. The net unrealized depreciation was $2,708,761.

Explanation of Abbreviations and Acronyms:

12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
1–M	One Month
3–M	Three Months
6–M	Six Months
12–M	Twelve Months

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2018 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 2	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the nine months ended May 31, 2018, there were no transfers in or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2018 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2018 is as follows:

	Ultra-Short Duration Government Portfolio

	Total Market Value at 5/31/2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset-Backed Securities	$813,269	$—	$813,269	$—
Collateralized Mortgage Obligations	83,998,071	—	83,998,071	—
Mortgage-Backed Obligations	56,635,754	—	56,635,754	—
Agency Debentures	6,503,697	—	3,253,697	3,250,000
Corporate Bonds	39,818,129	—	39,818,129	—
U.S. Treasury Obligations	16,953,510	—	16,953,510	—
U.S. Government-Backed Obligations	123,827,139	—	123,827,139	—
Repurchase Agreement	101,733,000	—	101,733,000	—

	$430,282,569	$—	$427,032,569	$3,250,000

	Short Duration Portfolio

	Total Market Value at 5/31/2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds	$56,360,092	$—	$56,360,092	$—
Collateralized Mortgage Obligations	64,895,226	—	64,895,226	—
Mortgage-Backed Obligations	126,043,403	—	126,043,403	—
U.S. Treasury Obligations	38,633,054	—	38,633,054	—
U.S. Government-Backed Obligations	116,715,638	—	116,715,638	—
Repurchase Agreements	64,300,000	—	64,300,000	—
Registered Investment Company	120,997	120,997	—	—

	$467,068,410	$120,997	$466,947,413	$—

Ultra-Short Duration Government Portfolio
Fair Value, as of August 31, 2017	$ 3,750,000
Gross sales	(500,000)

Fair Value, as of May 31, 2018	$ 3,250,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2018 (Unaudited)

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2018, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities $32, 907,188 and $51,827,578 respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date July 20, 2018

* Print the name and title of each signing officer under his or her signature.